Fair value measurement - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 48,594	£ 45,465
FAA derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net losses on derivative financial instruments	150	0
At fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 42,008	£ 45,066